Interest-bearing loans and borrowings - Summary of Information About Loan With Moratorium (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2021 INR (₨)
Barclays Bank Plc. | Ostro Mahawind Power Private Limited | 31 May 2020
Disclosure Of Detailed Information About Loan With Moratorium Period Of Ninety Days [Line Items]
Moratorium availed on Principal	₨ 4,165
Moratorium availed on Interest	₨ 0
Original due date	May 31, 2020
Indian Renewable Energy Development Association Limited | Vivasvat Solar Energy Private Limited | 31 May 2020
Disclosure Of Detailed Information About Loan With Moratorium Period Of Ninety Days [Line Items]
Moratorium availed on Principal	₨ 0
Moratorium availed on Interest	₨ 5
Original due date	May 31, 2020
Indian Renewable Energy Development Association Limited | Vivasvat Solar Energy Private Limited | 30 April 2020
Disclosure Of Detailed Information About Loan With Moratorium Period Of Ninety Days [Line Items]
Moratorium availed on Principal	₨ 0
Moratorium availed on Interest	₨ 5
Original due date	Apr. 30, 2020
Indian Renewable Energy Development Association Limited | Vivasvat Solar Energy Private Limited | 30 June 2020
Disclosure Of Detailed Information About Loan With Moratorium Period Of Ninety Days [Line Items]
Moratorium availed on Principal	₨ 0
Moratorium availed on Interest	₨ 5
Original due date	Jun. 30, 2020
Indian Renewable Energy Development Association Limited | ReNew Solar Power Private Limited | 31 May 2020
Disclosure Of Detailed Information About Loan With Moratorium Period Of Ninety Days [Line Items]
Moratorium availed on Principal	₨ 0
Moratorium availed on Interest	₨ 5
Original due date	May 31, 2020
Indian Renewable Energy Development Association Limited | ReNew Solar Power Private Limited | 30 April 2020
Disclosure Of Detailed Information About Loan With Moratorium Period Of Ninety Days [Line Items]
Moratorium availed on Principal	₨ 0
Moratorium availed on Interest	₨ 5
Original due date	Apr. 30, 2020
Indian Renewable Energy Development Association Limited | ReNew Solar Power Private Limited | 30 June 2020
Disclosure Of Detailed Information About Loan With Moratorium Period Of Ninety Days [Line Items]
Moratorium availed on Principal	₨ 0
Moratorium availed on Interest	₨ 5
Original due date	Jun. 30, 2020
Indian Renewable Energy Development Association Limited | ReNew Solar Power Private Limited | 31 July 2020
Disclosure Of Detailed Information About Loan With Moratorium Period Of Ninety Days [Line Items]
Moratorium availed on Principal	₨ 0
Moratorium availed on Interest	₨ 5
Original due date	Jul. 31, 2020
PTC Financial Services | ReNew Wind Energy Varekarwadi Private Limited | 1 July 2020
Disclosure Of Detailed Information About Loan With Moratorium Period Of Ninety Days [Line Items]
Moratorium availed on Principal	₨ 0
Moratorium availed on Interest	₨ 5
Original due date	Jul. 01, 2020
PTC Financial Services | ReNew Wind Energy Varekarwadi Private Limited | 1 August 2020
Disclosure Of Detailed Information About Loan With Moratorium Period Of Ninety Days [Line Items]
Moratorium availed on Principal	₨ 0
Moratorium availed on Interest	₨ 5
Original due date	Aug. 01, 2020